Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right-of-use assets

(Euro thousands)	Real estates	Other	Total net carrying amount

At January 1, 2021	116,845	1,072	117,917
Additions	37,066	491	37,557
Disposals	(1,667)	—	(1,667)
Business combination	8,252	—	8,252
Depreciation	(31,604)	(550)	(32,154)
Impairment losses	430	—	430
Contract modifications	(15,189)	(20)	(15,209)
Net foreign exchange differences	3,697	(48)	3,649

At December 31, 2021	117,830	945	118,775
Additions	17,762	506	18,268
Disposals	(3,309)	(149)	(3,458)
Depreciation	(32,065)	(573)	(32,638)
Impairment losses	(2,434)	—	(2,434)
Contract modifications	21,704	(11)	21,693
Net foreign exchange differences	1,514	11	1,525

At December 31, 2022	121,002	729	121,731